Average Annual Total Returns - Invesco BulletShares 2024 Corporate Bond ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Nasdaq BulletShares® USD Corporate Bond 2024 Index (reflects no deduction for fees, expenses or taxes) 1Year	Nasdaq BulletShares® USD Corporate Bond 2024 Index (reflects no deduction for fees, expenses or taxes) 5Years	Nasdaq BulletShares® USD Corporate Bond 2024 Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg US Corporate Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg US Corporate Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg US Corporate Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Sep. 17, 2014	7.04%	5.60%	4.93%	5.96%	4.29%	3.61%	4.14%	3.73%	3.19%	7.31%	5.83%	5.16%	9.89%	6.74%	5.56%